Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Compensation Expense Recognized for Share-Based Awards Granted
Compensation expense recognized for share-based awards granted by Huya and JOYY was as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Share-based compensation expenses
- Related to Huya Share-based Awards	279,748	408,208	289,705
- Related to JOYY’s Share-based Awards	1,996	—	—

Total	281,744	408,208	289,705

Schedule of Share Based Compensation Stock Options Activity
Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$)
As of December 31, 2018	17,520,555	2.5210	8.82	227,049
Forfeited	(257,750)	2.5500
Exercised	(2,011,144)	2.3290

As of December 31, 2019	15,251,661	2.5458	7.84	234,939

Forfeited	(18,000)	2.5500
Exercised	(14,440,921)	2.5456

As of December 31, 2020	792,740	2.5500	6.61	13,778

Forfeited	—	—
Exercised	(533,425)	2.5500

As of December 31, 2021	259,315	2.5500	5.60	1,138

Expected to vest at December 31, 2021	—	—	—	—

Exercisable as of December 31, 2021	259,315	2.5500	5.60	1,138

Share Based Payment Award Stock Options Valuation Assumptions
Prior to the completion of the IPO, the Company has used the binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions used were as follows:

	2018
Weighted average fair value per option granted	US$	5.2130
Weighted average exercise price	US$	2.47
Risk-free interest rate (1)		2.83%
Expected term (in year) (2)		10
Expected volatility (3)		55%
Dividend yield (4)		—

(1)	The risk-free interest rate of periods within the contractual life of the share option is based on the China Government Bond yield as at the valuation dates.

(2)	The expected term is the contract life of the option.
(3)	Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)
The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Summary of Restricted Share Units Activity
The following table summarizes the activity of all restricted share units for the years ended December 31, 2019, 2020 and 2021:

	Number of restricted share units	Weighted average grant-date fair value (US$)
Outstanding, December 31, 2018	4,107,185	9.0331
Granted	2,908,370	22.7642
Forfeited	(270,707)	14.8129
Vested	(465,000)	7.1600

Outstanding, December 31, 2019	6,279,848	15.4350

Granted	3,144,152	18.6180
Forfeited	(603,929)	17.9943
Vested	(2,175,765)	13.6528

Outstanding, December 31, 2020	6,644,306	17.1506

Granted	3,550,617	13.9339
Forfeited	(806,435)	17.9309
Vested	(2,547,290)	16.6645

Outstanding, December 31, 2021	6,841,198	15.5702

Expected to vest at December 31, 2021	6,281,465	15.6133